RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
12. RELATED PARTY TRANSACTIONS

Administrative and Workforce Related Services
We do not directly employ any of the individuals responsible for managing or operating our business nor do we have any directors. Enbridge and its affiliates provide management and we obtain managerial, administrative, operational and workforce related services from our General Partner, Enbridge Management and affiliates of Enbridge pursuant to service agreements among our General Partner, Enbridge Management, affiliates of Enbridge, and us. Pursuant to these service agreements, we have agreed to reimburse our General Partner, Enbridge Management and affiliates of Enbridge, for the cost of managerial, administrative, operational and director services they provide to us. Where directly attributable, the cost of all compensation, benefits expenses and employer expenses for these employees are charged directly by Enbridge to the appropriate affiliate. Enbridge does not record any profit or margin for the administrative and operational services charged to us.

The affiliate amounts incurred by us for services received pursuant to the services agreements are reflected in “Operating and administrative - affiliates” on our consolidated statements of income.

Enbridge and its affiliates allocated direct workforce costs to us for our construction projects of $8 million and $17 million as of September 30, 2018 and December 31, 2017, respectively, which we recorded as additions to “Property, plant and equipment, net” on our consolidated statements of financial position.

Affiliate Revenues
We record operating revenues for storage, transportation and terminalling services we provide to affiliates, which are presented in “Transportation and other services - affiliates” on our consolidated statements of income.

Financial Transactions with Affiliates
EUS 364-day Credit Facility
We are party to the EUS 364-day Credit Facility, with EUS. The EUS 364-day Credit Facility is a committed senior unsecured revolving credit facility that permits aggregate borrowings of up to, $750 million.

On July 24, 2018, we entered into an agreement with EUS whereby the termination date was extended to July 23, 2019. The terms of our agreement with EUS remain unchanged. At that time, we may elect to convert any outstanding loans to term loans, which would mature on July 23, 2020.

As of September 30, 2018, we had $750 million outstanding under this facility, excluding any accrued interest to date.

Joint Funding Arrangement for Bakken Pipeline System
We have a joint funding arrangement with our General Partner which established ownership in the Class A units of DakTex, the entity through which we and our General Partner own our interest in MarEn. Our General Partner owns a 75% interest and we own a 25% interest in DakTex, with an option for us to increase our interest by 20% at a price equal to net book value, at any time during the five years subsequent to the June 1, 2017 in-service date of the Bakken Pipeline System.

Our General Partner made contributions to DakTex totaling $7 million and $30 million, respectively, for the nine months ended September 30, 2018 and 2017, respectively. During the second quarter of 2017 we received distributions from DakTex in the amount of $1.1 billion. The funds received, along with additional borrowing under the EUS 364-day Credit Facility, were used to repay a bridge loan from EUS which was subsequently terminated.

Income from equity investment in joint venture for the three and nine months ended September 30, 2018, was $37 million and $93 million, respectively and $22 million and $28 million, respectively, for the three and nine months ended September 30, 2017, of which 75% is attributable to our General Partner and recorded as part of NCI.

Joint Funding Arrangement for U.S. Line 3 Replacement Program
We have a joint funding arrangement with our General Partner for the U.S. Line 3 Replacement Program (U.S. L3R Program). Under the terms of the arrangement, our General Partner funds 99% and we fund 1% of the capital cost of the U.S. L3R Program. We have an option to increase our interest in the U.S. L3R Program assets up to 40% in the U.S. portion at book value at any time up to four years after the project goes into service. Our General Partner paid $450 million for its 99% interest in the project in January 2017, including our share of the construction costs and other incremental amounts. The carrying amount of our General Partner's 99% interest in the project was recorded as an increase to noncontrolling interest. The $40 million difference between the cash received and the carrying amount was recorded as an increase to the capital accounts of our common units, i-units, and General Partner interest on a pro-rated basis.

Our General Partner made contributions to Enbridge Energy, Limited Partnership (OLP) totaling $189 million and $185 million for the nine months ended September 30, 2018 and 2017, respectively, to fund its portion of the construction costs associated with the U.S. L3R Program.

Joint Funding Arrangement for Eastern Access Projects
We have a joint funding arrangement with our General Partner that established the Series EA interests in the OLP (the EA interest), which were created to finance the Eastern Access Project to increase access to refineries in the U.S. Upper Midwest and in Ontario, Canada for light crude oil produced in western Canada and the United States.

In January 2017, we exercised our option under the Eastern Access joint funding arrangement to acquire an additional 15% interest in the Eastern Access Project, thereby increasing our ownership interest from 25% to 40% and reducing the interest of our General Partner from 75% to 60%. The exercise of our option occurred at book value of approximately $360 million and reduced noncontrolling interests by approximately $360 million. The Eastern Access Project was placed into service in June 2016.

Our General Partner made contributions to the OLP totaling $1 million and $9 million for the nine months ended September 30, 2018 and 2017, respectively, to fund its portion of the construction costs associated with the Eastern Access Project.

Joint Funding Arrangement for U.S. Mainline Expansion Projects
The OLP also has a series of partnership interests (the ME interests) which were created to finance the Mainline Expansion Projects to increase access to the markets of North Dakota and western Canada for light oil production on our Lakehead System between Neche, North Dakota and Superior, Wisconsin. Our General Partner owns 75% of the ME interests and we own 25% of the ME interests, with an option for us to increase our ownership interest by an additional 15% at cost, under the Mainline Expansion joint funding arrangement.

Our General Partner made contributions to the OLP totaling $8 million and $27 million for the nine months ended September 30, 2018 and 2017, respectively, to fund its portion of the construction costs associated with the Mainline Expansion Projects.

Distributions
Distributions from Enbridge Holdings (DakTex) L.L.C.
The following table presents distributions paid by DakTex during the nine months ended September 30, 2018, to our General Partner and its affiliate, representing the noncontrolling interest in Class A units of DakTex, and to us, as the holders of the remaining Class A units of DakTex.

Distribution Declaration Date	Distribution Payment Date	Amount Paid to EEP	Amount Paid to noncontrolling Interest	Total DakTex Distribution
		(in millions)
September 27, 2018	September 27, 2018	$13	$41	$54
June 28, 2018	June 28, 2018	$11	$35	$46
April 6, 2018	April 6, 2018	12	38	50
		$36	$114	$150

Distributions to Series EA Interests
The following table presents distributions paid by the OLP during the nine months ended September 30, 2018, to our General Partner and its affiliate, representing the noncontrolling interest in the Series EA, and to us, as the holders of the Series EA general partner interests and certain limited partner interests.

Distribution Declaration Date	Distribution Payment Date	Amount Paid to EEP	Amount Paid to noncontrolling Interest	Total Series EA Distribution
		(in millions)
July 25, 2018	August 14, 2018	$26	$38	$64
April 27, 2018	May 15, 2018	32	47	79
January 31, 2018	February 14, 2018	34	50	84
		$92	$135	$227

Distributions to Series ME Interests
The following table presents distributions paid by the OLP during the nine months ended September 30, 2018, to our General Partner and its affiliate, representing the noncontrolling interest in the Series ME, and to us, as the holders of the Series ME general partner and certain limited partner interests.

Distribution Declaration Date	Distribution Payment Date	Amount Paid to EEP	Amount Paid to noncontrolling Interest	Total Series ME Distribution
		(in millions)
July 25, 2018	August 14, 2018	$11	$31	$42
April 27, 2018	May 15, 2018	13	40	53
January 31, 2018	February 14, 2018	15	44	59
		$39	$115	$154